PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
Schedule of property plant and equipment
	June 30, 2023	Dec 31, 2022
Computers – 3 year estimated useful life	$108,622	108,622
Less – Accumulated Depreciation	(108,107)	(106,115)
Property and Equipment, net	$515	2,507

	December 31, 2022	December 31, 2021
Computers – 3 year estimated useful life	$108,622	$108,622
Less – Accumulated Depreciation	(106,115)	(98,602)
Property and Equipment, net	$2,507	$10,020